Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value of Financial Instruments [Abstract]
Schedule of Financial Instruments With Off-Balance Sheet Risk

The following financial instruments whose contract amount represents credit risk were outstanding at December 31, 2014 and 2013:

	Contract amount
	2014	2013
Commitments to extend credit	$91,861,000	$75,097,000
Letters of credit	$1,060,000	$1,225,000